Loans - Amortized cost basis of collateral dependent loans by class (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	$ 29,240,557	$ 29,385,196
Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	497,988	634,621
Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	449,183	608,599
Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	9,557	4
Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	680	1,438
Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,545
Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	10,675	10,989
Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	27,893	12,046
Construction
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	716,220	926,208
Construction | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		29,057
Construction | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		29,057
Construction | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Construction | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Construction | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Construction | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Construction | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Mortgages
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	7,427,196	7,890,680
Mortgages | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	180,700	182,503
Mortgages | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	180,700	182,503
Mortgages | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Mortgages | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Mortgages | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Mortgages | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Mortgages | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | Commercial multi-family
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,962,630	1,895,991
Commercial | Commercial multi-family | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,374	3,056
Commercial | Commercial multi-family | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,374	3,056
Commercial | Commercial multi-family | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | Commercial multi-family | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | Commercial multi-family | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Commercial | Commercial multi-family | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | Commercial multi-family | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | CRE non-owner occupied
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	4,613,390	4,001,143
Commercial | CRE non-owner occupied | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	211,026	299,223
Commercial | CRE non-owner occupied | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	211,026	299,223
Commercial | CRE non-owner occupied | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | CRE non-owner occupied | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | CRE non-owner occupied | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Commercial | CRE non-owner occupied | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | CRE non-owner occupied | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | CRE owner occupied
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,818,102	1,943,275
Commercial | CRE owner occupied | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	47,268	79,769
Commercial | CRE owner occupied | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	47,268	79,769
Commercial | CRE owner occupied | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | CRE owner occupied | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | CRE owner occupied | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Commercial | CRE owner occupied | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | CRE owner occupied | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	5,338,579	5,773,901
Commercial | Commercial and Industrial | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	41,898	33,595
Commercial | Commercial and Industrial | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	2,650	7,577
Commercial | Commercial and Industrial | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Commercial | Commercial and Industrial | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	680	1,438
Commercial | Commercial and Industrial | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,545
Commercial | Commercial and Industrial | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	10,675	10,989
Commercial | Commercial and Industrial | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	27,893	12,046
Consumer | Personal loans
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,443,005	1,476,985
Consumer | Personal loans | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	6,165	7,414
Consumer | Personal loans | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	6,165	7,414
Consumer | Personal loans | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Consumer | Personal loans | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Consumer | Personal loans | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Consumer | Personal loans | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Consumer | Personal loans | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Consumer | Auto Loan
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	3,412,187	3,132,228
Consumer | Auto Loan | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	8,983	4
Consumer | Auto Loan | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Consumer | Auto Loan | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	8,983	4
Consumer | Auto Loan | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Consumer | Auto Loan | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Consumer | Auto Loan | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Consumer | Auto Loan | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Consumer | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	129,206	128,408
Leasing
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,381,319	1,197,661
Leasing | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	574
Leasing | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0
Leasing | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	574
Leasing | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0
Leasing | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0
Leasing | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0
Puerto Rico
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	20,865,382	21,573,280
Puerto Rico | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	497,062	622,906
Puerto Rico | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	448,257	598,429
Puerto Rico | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	9,557	4
Puerto Rico | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	680	1,438
Puerto Rico | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	10,675	10,989
Puerto Rico | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	27,893	12,046
Puerto Rico | Construction
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	87,111	157,106
Puerto Rico | Construction | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		21,497
Puerto Rico | Construction | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		21,497
Puerto Rico | Construction | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Construction | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Construction | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Construction | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Construction | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Mortgages
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	6,251,866	6,770,143
Puerto Rico | Mortgages | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	179,774	181,648
Puerto Rico | Mortgages | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	179,774	181,648
Puerto Rico | Mortgages | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Mortgages | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Mortgages | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Mortgages | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Mortgages | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | Commercial multi-family
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	154,769	152,280
Puerto Rico | Commercial | Commercial multi-family | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,374	1,301
Puerto Rico | Commercial | Commercial multi-family | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,374	1,301
Puerto Rico | Commercial | Commercial multi-family | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | Commercial multi-family | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | Commercial multi-family | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Commercial | Commercial multi-family | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | Commercial multi-family | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | CRE non-owner occupied
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	2,289,923	2,007,333
Puerto Rico | Commercial | CRE non-owner occupied | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	211,026	299,223
Puerto Rico | Commercial | CRE non-owner occupied | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	211,026	299,223
Puerto Rico | Commercial | CRE non-owner occupied | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | CRE non-owner occupied | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | CRE non-owner occupied | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Commercial | CRE non-owner occupied | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | CRE non-owner occupied | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | CRE owner occupied
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,423,729	1,598,895
Puerto Rico | Commercial | CRE owner occupied | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	47,268	79,769
Puerto Rico | Commercial | CRE owner occupied | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	47,268	79,769
Puerto Rico | Commercial | CRE owner occupied | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | CRE owner occupied | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | CRE owner occupied | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Commercial | CRE owner occupied | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | CRE owner occupied | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	3,528,448	4,229,108
Puerto Rico | Commercial | Commercial and Industrial | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	41,898	32,050
Puerto Rico | Commercial | Commercial and Industrial | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	2,650	7,577
Puerto Rico | Commercial | Commercial and Industrial | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Commercial | Commercial and Industrial | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	680	1,438
Puerto Rico | Commercial | Commercial and Industrial | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Commercial | Commercial and Industrial | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	10,675	10,989
Puerto Rico | Commercial | Commercial and Industrial | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	27,893	12,046
Puerto Rico | Consumer | Personal loans
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,288,060	1,277,747
Puerto Rico | Consumer | Personal loans | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	6,165	7,414
Puerto Rico | Consumer | Personal loans | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	6,165	7,414
Puerto Rico | Consumer | Personal loans | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Consumer | Personal loans | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Consumer | Personal loans | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Consumer | Personal loans | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Consumer | Personal loans | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Consumer | Auto Loan
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	3,412,187	3,132,228
Puerto Rico | Consumer | Auto Loan | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	8,983	4
Puerto Rico | Consumer | Auto Loan | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Consumer | Auto Loan | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	8,983	4
Puerto Rico | Consumer | Auto Loan | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Consumer | Auto Loan | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Puerto Rico | Consumer | Auto Loan | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Consumer | Auto Loan | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Puerto Rico | Consumer | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	124,548	126,665
Puerto Rico | Leasing
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,381,319	1,197,661
Puerto Rico | Leasing | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	574
Puerto Rico | Leasing | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0
Puerto Rico | Leasing | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	574
Puerto Rico | Leasing | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0
Puerto Rico | Leasing | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0
Puerto Rico | Leasing | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0
Popular U.S.
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	8,375,175	7,811,916
Popular U.S. | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	926	11,715
Popular U.S. | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	926	10,170
Popular U.S. | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Popular U.S. | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Popular U.S. | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,545
Popular U.S. | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Popular U.S. | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Popular U.S. | Construction
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	629,109	769,102
Popular U.S. | Construction | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		7,560
Popular U.S. | Construction | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		7,560
Popular U.S. | Construction | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Construction | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Construction | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Construction | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Construction | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Mortgages
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,175,330	1,120,537
Popular U.S. | Mortgages | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	926	855
Popular U.S. | Mortgages | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	926	855
Popular U.S. | Mortgages | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Popular U.S. | Mortgages | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Popular U.S. | Mortgages | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Mortgages | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Popular U.S. | Mortgages | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	0	0
Popular U.S. | Commercial | Commercial multi-family
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,807,861	1,743,711
Popular U.S. | Commercial | Commercial multi-family | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,755
Popular U.S. | Commercial | Commercial multi-family | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,755
Popular U.S. | Commercial | Commercial multi-family | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Commercial | Commercial multi-family | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Commercial | Commercial multi-family | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Commercial | Commercial multi-family | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Commercial | Commercial multi-family | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Commercial | CRE non-owner occupied
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	2,323,467	1,993,810
Popular U.S. | Commercial | CRE owner occupied
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	394,373	344,380
Popular U.S. | Commercial | Commercial and Industrial
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	1,810,131	1,544,793
Popular U.S. | Commercial | Commercial and Industrial | Collateral assets
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,545
Popular U.S. | Commercial | Commercial and Industrial | Real Estate
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Commercial | Commercial and Industrial | Auto
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Commercial | Commercial and Industrial | Equipment
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Commercial | Commercial and Industrial | Taxi medallions
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		1,545
Popular U.S. | Commercial | Commercial and Industrial | Accounts receivable
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Commercial | Commercial and Industrial | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross		0
Popular U.S. | Consumer | Personal loans
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	154,945	199,238
Popular U.S. | Consumer | Other
Accounts, Notes, Loans and Financing Receivable
Notes Receivable Gross	$ 4,658	$ 1,743